GUARANTEES (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Summary of standard warranty accrual activity
Beginning balance	$ 29	$ 30
Accruals for warranties including change in estimates	58	57
Settlements made during the period	(57)	(58)
Ending balance	30	29
Standard Product Warranty Accrual, Balance Sheet Classification [Abstract]
Accruals for warranties due within one year	30	29
Bank Guarantees	$ 37	$ 39